CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current Assets:
Cash and Cash Equivalents	$ 11,992	$ 8,602
Accounts Receivable, Net	72,080	76,788
Inventories:
Finished Goods	435,247	366,911
Work in Process	32,528	17,122
Raw Materials and Supplies	130,281	183,674
Total Inventories	598,056	567,707
Deferred Income Tax Asset, Net	0	0
Refundable Income Taxes	2,471
Other Current Assets	3,671	15,765
Assets Current	688,270	673,887
Assets Held For Sale	0	5,025
Deferred Tax Assets, Net, Noncurrent	0	12,897
Other Assets	20,273	19,706
Property, Plant and Equipment:
Land	25,219	22,430
Buildings and Improvements	216,859	204,944
Machinery and Equipment	414,859	359,927
Property, Plant and Equipment	656,937	587,301
Accumulated Depreciation, Depletion and Amortization	419,461	398,464
Property, Plant and Equipment, Net	237,476	188,837
Total Assets	946,019	895,327
Current Liabilities:
Notes Payable	166	402
Accounts Payable	72,824	67,410
Accrued Vacation	11,867	11,792
Accrued Payroll	6,593	9,438
Other Accrued Expenses	32,493	27,627
Income Taxes Payable	0	2,974
Current Portion of Long-Term Debt and Capital Lease Obligations	8,334	279,815
Liabilities Current	132,277	399,458
Long-Term Debt, Less Current Portion	329,138	35,967
Pension	8,193	37,798
Deferred Income Taxes, Net	4,181
Other Long-Term Liabilities	3,775	11,942
Long-term capital lease obligations	34,194	4,988
Total Liabilities	511,758	490,153
Stockholders' Equity:
Preferred Stock	1,324	1,344
Common Stock	3,024	3,023
Additional Paid-in Capital	97,458	97,373
Treasury Stock, at cost	(66,499)	(65,709)
Accumulated Other Comprehensive Loss	(11,175)	(28,396)
Retained Earnings	410,129	397,539
Total Stockholders' Equity	434,261	405,174
Total Liabilities and Stockholders Equity	$ 946,019	$ 895,327